Strategic Investments (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Summary of Recorded value and fair value of strategic investments
Recorded value	$ 126,066	$ 120,319
Albemarle & Bond Holdings [Member]
Summary of Recorded value and fair value of strategic investments
Recorded value	51,812	48,361
Fair value	65,109	91,741
Cash Converters International Limited [Member]
Summary of Recorded value and fair value of strategic investments
Recorded value	74,254	71,958
Fair value	$ 100,705	$ 53,600